Contingent liabilities and financial commitments - Non-Tobacco-Related Litigation - Additional Information (Details) € in Millions, ¥ in Millions																											1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 GBP (£) Case CLASSACTION	Nov. 06, 2023 GBP (£)	Nov. 06, 2023 SAR (ر.س)	Apr. 25, 2023	Dec. 31, 2022 GBP (£) Case	Sep. 07, 2022 GBP (£)	Sep. 07, 2022 USD ($)	Jun. 15, 2022 GBP (£) patent	Jun. 15, 2022 USD ($) patent	Jan. 25, 2021 GBP (£)	Jan. 25, 2021 SAR (ر.س)	Dec. 31, 2020 FARMER affiliate	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Feb. 06, 2019 GBP (£)	Feb. 06, 2019 USD ($)	Jan. 17, 2019 GBP (£) patent	Jan. 17, 2019 JPY (¥) patent	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 MZN (MT)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 HRK (kn)	Apr. 30, 2018 EUR (€)	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 HRK (kn)	Aug. 22, 2017 EUR (€)	Dec. 31, 2023 GBP (£) CLASSACTION	Dec. 31, 2023 USD ($)	Jan. 31, 2022 FARMER	Sep. 30, 2014 GBP (£)	Sep. 30, 2014 USD ($)	May 31, 2012	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 MZN (MT)	Dec. 31, 2023 GBP (£) CLASSACTION Employee Case	Dec. 31, 2023 USD ($) Employee Case	Dec. 31, 2022 GBP (£) Case	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Dec. 31, 2023 USD ($) CLASSACTION	Jan. 27, 2023	Jan. 11, 2023 Case	Jun. 08, 2022 patent	May 12, 2021 patent	Jun. 29, 2020 patent	May 28, 2020 patent	Apr. 09, 2020 patent	Nov. 30, 2019 GBP (£)	Nov. 30, 2019 USD ($)	Jun. 22, 2018 patent
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs obligation commitment with NCR																																60.00%
Environmental clean-up costs paid by related party																														£ 19,600,000	$ 25,000,000
Number of employees | Employee																																					2	2
Trade and other payables | £	£ 9,700,000,000				£ 10,449,000,000																						£ 9,700,000,000										£ 9,700,000,000		£ 10,449,000,000
Al Naghi
Disclosure Of Commitments And Contingencies [Line Items]
Reimbursement of funds allegedly due under contract										£ 440,400,000	ر.س 2,105,356,121
Lawsuit seek damage amount		£ 440,400,000	ر.س 2,105,356,121
Customers and distributors
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																											£ 91,000,000	$ 116,000,000
Camellia Chastain | Litigation outcome
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | Case																																																		2
Croatian distributor dispute
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | CLASSACTION	2																										2										2											2
Amount of damages related to litigation																								£ 47,000,000	kn 408,000,000	€ 54
Amount of claim against damages related to litigation																					£ 47,000,000	kn 408,000,000	€ 54
Glo litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed																	£ 556,418	¥ 100
Number of patents infringed																	2	2																																								2
Altria Client Services LLC
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation						£ 74,500,000	$ 95,000,000
Number of patents asserted																																																						9
Number of patents asserted dropped																																																			2
Altria Client Services LLC | Vuse Vibe
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																						2
Altria Client Services LLC | Vuse Alto
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																				3		4
Number of patents asserted dropped																																																				1
Number of patents infringed								2	2
Altria Client Services LLC | Velo oral product
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																						3
Altria Client Services LLC | Solo
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents infringed								3	3
Altria Client Services LLC | Litigation outcome
Disclosure Of Commitments And Contingencies [Line Items]
Royalty rate awarded																																																	5.25%
Philip Morris
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation								£ 8,439,023	$ 10,759,755
Number of patents asserted																																																			2		5		6
Number of patents asserted dropped																																																			1
Amount of damages related to litigation incl supplement								£ 11,029,601	$ 14,062,742
Mozambican IP litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																			£ 178,000,000	MT 14,500,000,000															£ 575,018	MT 46,811,700
Malawi group
Disclosure Of Commitments And Contingencies [Line Items]
Number of farmer claimants | FARMER												7,500																	3,500
Number of affiliate claimants | affiliate												5
Asbestos litigation
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case	13				4																																17	17
Number of cases dismissed | Case																																							8
Asbestos litigation | New York
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case	10
Asbestos litigation | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case	2
Asbestos litigation | California
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case	1
Fox River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs																																					£ 1,055,600,000	$ 1,346,000,000
Amount claimed by contractor on contractual dispute																																																								£ 7,800,000	$ 10,000,000
Share of NCR costs																																					25.00%	25.00%
Percentage of environmental clean-up costs demanded																																60.00%
Percentage of environmental clean-up costs commitment with NCR																														50.00%	50.00%
Percentage of environmental clean-up costs commitment allocated to later period																														50.00%	50.00%
Environmental clean-up costs paid by related party | £																																								£ 2,000,000	£ 2,000,000	£ 32,000,000
Provision for environmental clean-up costs | £																																							£ 44,000,000
Fox River | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																														£ 7,800,000	$ 10,000,000
Windward dividend claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																											£ 117,000,000		€ 135	£ 384,000,000	€ 443
Litigation settlement amount liable to pay due to calculation change															£ 145,100,000	$ 185,000,000
Windward dividend claim | Sequana
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																											£ 145,100,000	$ 185,000,000
Dividend paid by Sequana | £															£ 10,000,000
Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Payments to made on remediation work													£ 192,000,000	$ 245,000,000
Kalamazoo River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment by a related party to related party													£ 15,700,000	$ 20,000,000
Kalamazoo River | NCR and Appvion
Disclosure Of Commitments And Contingencies [Line Items]
Recovery amount for future sites																																	£ 19,600,000	$ 25,000,000
DOJ and OFAC investigations
Disclosure Of Commitments And Contingencies [Line Items]
Agreement term				3 years
Trade and other payables | $																																																$ 635,000,000